Schedule of Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
Dec. 31, 2015 USD ($)
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 1	25.00%
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 2	25.00%
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 3	25.00%
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 4	$ (1,097,433)
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 5	(7,272,830)
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 6	(29,992,329)
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 7	(1,771,273)
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 8	1,753,640
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 9	11,616,499
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 10	6,039,892
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 11	1,471,243
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 12	6,557,923
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 13	601,779
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 14	(914,667)
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 15	11,622,164
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 16	532,063
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 17	363,055
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 18	1,914,013
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 19	0
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 20	0
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 21	12,875
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 22	4,305,028
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 23	(4,599,559)
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 24	$ 1,731,145